Fees Summary	Sep. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,565,500
Previously Paid Amount	0.00
Total Fee Amount	1,116.67
Total Offset Amount	0.00
Net Fee	1,116.67
Narrative - Max Aggregate Offering Price	$ 7,565,500
Final Prospectus	true